Segment Information - Management of the Enterprise market in France (Details) € in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€) employee	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
France, cash generating unit [member]
Disclosure of operating segments [line items]
Cash generating unit transfers, increase (decrease) in goodwill	€ (1,000)
Enterprise, cash generating unit [member]
Disclosure of operating segments [line items]
Cash generating unit transfers, increase (decrease) in goodwill	€ 1,000
Operating segments [member] | France, operating segment [member]
Disclosure of operating segments [line items]
Intersegment transfers, increase (decrease) in revenues		€ (1,024)	€ (1,037)
Operating segments [member] | Enterprise, operating segment [member]
Disclosure of operating segments [line items]
Intersegment transfers, minimum number of employees of business | employee	50
Intersegment transfers, increase (decrease) in revenues		955	974
Intersegment transfers, increase (decrease) in operating income		€ 328	€ 337